Significant contingent liabilities and unrecognized contract commitments	12 Months Ended
Dec. 31, 2024
Notes and other explanatory information [abstract]
Significant contingent liabilities and unrecognized contract commitments

32.	Significant contingent liabilities and unrecognized contract commitments

On June 1, 2022, the Company entered into a contract to acquire a building (land included) in Taichung, Taiwan as its new headquarter. The total price amounted to NT$ 128,000,000 ($3,917,368).

As of December 31, 2024, the Company had paid 10% of the total price as deposit and the remaining 90% amounted to NT$115,200,000 ($3,525,631), will be paid when the transaction is completed.